BORROWINGS (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Disclosure of detailed information about borrowings [line items]
Total	$ 1,078.3	$ 1,005.6	$ 1,132.0
Borrowing costs	(11.4)	(13.2)	(15.3)
Total borrowings	1,076.2	1,003.1	1,126.0
Right-of-use lease liabilities
Disclosure of detailed information about borrowings [line items]
Right-of-use lease liabilities	9.3	10.7	9.3
Falling due within one year
Disclosure of detailed information about borrowings [line items]
Total	236.8	288.9	156.6
Falling due between one and two years
Disclosure of detailed information about borrowings [line items]
Total	130.6	97.1	148.8
Falling due between two and three years
Disclosure of detailed information about borrowings [line items]
Total	324.4	92.3	119.6
Falling due between three and four years
Disclosure of detailed information about borrowings [line items]
Total	190.0	383.6	326.6
Falling due between four and five years
Disclosure of detailed information about borrowings [line items]
Total	171.9	78.5	240.3
Falling due after five years
Disclosure of detailed information about borrowings [line items]
Total	$ 24.6	$ 65.2	$ 140.1